Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,603,460,000.00
Total Fee Amount	1,326,237.83
Total Offset Amount	0.00
Net Fee	$ 1,326,237.83
Offering Table N/A
Offset Table N/A	N/A